Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Commissions and fees	$ 749,911	$ 660,527	$ 670,406
Net trading revenue	631,989	489,394	486,684
Interest, net	4,649	2,092	(1,712)
Investment income (loss) and other, net	17,978	(2,957)	7,053
Total revenues	1,404,527	1,149,056	1,162,431
Expenses
Employee compensation and benefits	583,786	546,748	527,327
Execution and clearance fees	229,209	176,116	169,805
Communications and data processing	87,109	69,597	61,071
Payments for order flow	85,269	37,700	71,629
Depreciation and amortization	54,000	42,773	34,368
Interest	42,068	25,896	4,777
Occupancy and equipment rentals	28,084	26,632	23,177
Business development	23,360	19,493	18,807
Professional fees	21,305	17,463	13,043
Restructuring	28,624	16,731
Writedown of assets and lease loss accrual (benefit), net	2,978	1,032	(9,704)
Other	31,606	18,909	15,326
Total expenses	1,217,398	999,090	929,626
Income from continuing operations before income taxes	187,129	149,966	232,805
Income tax expense	71,488	57,969	81,189
Income from continuing operations, net of tax	115,641	91,997	151,616
Loss from discontinued operations, net of tax	(404)	(359)	(34,514)
Net income	$ 115,237	$ 91,638	$ 117,102
Basic earnings per share from continuing operations	$ 1.26	$ 1.02	$ 1.70
Diluted earnings per share from continuing operations	$ 1.22	$ 0.97	$ 1.60
Basic earnings per share from discontinued operations	$ 0.00	$ 0.00	$ (0.39)
Diluted earnings per share from discontinued operations	$ 0.00	$ 0.00	$ (0.37)
Basic earnings per share	$ 1.26	$ 1.02	$ 1.31
Diluted earnings per share	$ 1.21	$ 0.97	$ 1.24
Shares used in computation of basic earnings per share	91,490	90,167	89,095
Shares used in computation of diluted earnings per share	95,013	94,447	94,504